Income Taxes - Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Net deferred income tax assets – balances at beginning of the year	₱ 19,556	₱ 23,623
Net deferred income tax liabilities – balances at beginning of the year	(726)	(2,583)
Net balances at beginning of the year	13,216	18,830	₱ 21,040
Provision for deferred income tax	(2,348)	(3,989)	(6,267)
Movement charged directly to other comprehensive income (loss)	(3,239)	1,811
Others	(27)	(32)
Net deferred income tax assets – balances at end of the year	13,385	19,556	23,623
Net deferred income tax liabilities – balances at end of the year	₱ (169)	₱ (726)	₱ (2,583)